UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     JLB & Associates, Inc.
          ----------------------------------------------------------------------
Address:  44670 Ann Arbor Road, Suite 190
          ----------------------------------------------------------------------
          Plymouth, Michigan  48170
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Bashaw
          ----------------------------------------------------------------------
Title:    Vice President
          ----------------------------------------------------------------------
Phone:    (734) 454-9191
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James E. Bashaw                 Plymouth, Michigan                04/06/01
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                        -------------------

Form 13F Information Table Entry Total:   84
                                        -------------------

Form 13F Information Table Value Total: $ 297,405
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:            ITEM 2:     ITEM 3:     ITEM 4:    ITEM 5:           ITEM 6:        ITEM 7:          ITEM 8:
--------------------  -------------- ---------  ----------  ----------  -------------------- -------- -----------------------
   NAME OF ISSUER     TITLE OF CLASS  CUSIP        FAIR     SHARES OR       INVESTMENT       MANAGERS     VOTING AUTHORITY
                                      NUMBER      MARKET    PRINCIPAL       DISCRETION                ------- ------- -------
                                                   VALUE      AMOUNT    ------ ------ ------            (A)     (B)     (C)
                                                                         (A)    (B)    (C)             SOLE    SHARED   NONE
                                                                                      SHARED
                                                                         SOLE  SHARED OTHER
--------------------  -------------- ---------  ----------  ----------  ------ ------ ------ -------- ------- ------- -------
ABBOTT LABORATORIES        COM       002824100       9,257    196,175      X                           12,700         183,475
ABERCROMBIE & FITCH        COM       002896207       1,787     54,650      X                                           54,650
ALLIANT TECHSYSTEMS        COM       018804104       3,966     44,790      X                                           44,790
AMBAC                      COM       023139108       3,195     50,375      X                                           50,375
AMERICAN EXPRESS           COM       025816109       3,469     84,001      X                                           84,001
AMETEK                     COM       031100100       5,503    199,400      X                           21,100         178,300
AMGEN                      COM       031162100       7,120    118,300      X                           21,400          96,900
ANHEUSER BUSCH             COM       035229103       5,055    110,052      X                                          110,052
APPLIED MATERIALS          COM       038222105       1,696     38,980      X                                           38,980
AVON PRODUCTS              COM       054303102       8,233    205,879      X                           16,000         189,879
BANK OF AMERICA            COM       06605F102       1,748     31,920      X                            3,900          28,020
BECTON DICKINSON           COM       075887109       2,381     67,400      X                                           67,400
BED BATH & BEYOND          COM       075896100         838     34,100      X                                           34,100
BRIGGS & STRATTON          COM       109043109         944     24,600      X                                           24,600
BRISTOL-MYERS SQUIBB       COM       110122108       5,817     97,935      X                                           97,935
C S G SYSTEMS INTL         COM       126349109       5,460    132,575      X                                          132,575
CARDINAL HEALTH            COM       14149Y108         435      4,500      X                            4,500               0
CATALINA MARKETING         COM       148867104       8,216    252,246      X                                          252,246
CATERPILLAR                COM       149123101         650     14,642      X                                           14,642
CISCO SYSTEMS              COM       17275R102       3,194    201,990      X                           19,900         182,090
CITIGROUP                  COM       172967101         582     12,943      X                                           12,943
COCA COLA                  COM       191216100       2,005     44,389      X                                           44,389
COLGATE PALMOLIVE          COM       194162103       2,001     36,208      X                                           36,208
COMPUTER ASSOCIATES        COM       204912109       3,186    117,115      X                            6,000         111,115
COMPUWARE                  COM       205638109         204     20,904      X                                           20,904
COSTCO                     COM       22160Q102         416     10,600      X                           10,600               0
CRANE                      COM       224399105         587     22,550      X                                           22,550
DELL COMPUTER              COM       247025109      11,022    429,097      X                           24,700         404,397
DELTA AIR LINES            COM       247361108       3,837     97,132      X                                           97,132
DIONEX                     COM       254546104         211      6,700      X                                            6,700
DOLLAR TREE STORES         COM       256747106       2,672    138,713      X                           20,700         118,013
DOVER                      COM       260003108       1,351     37,700      X                                           37,700
DOW CHEMICAL               COM       260543103         550     17,406      X                                           17,406
DU PONT                    COM       263534109       1,781     43,750      X                                           43,750
EASTMAN KODAK              COM       277461109         660     16,550      X                                           16,550
EATON                      COM       278058102       4,483     65,450      X                                           65,450
EMC                        COM       268648102       1,101     37,440      X                                           37,440
EQUIFAX                    COM       294429105       4,377    140,060      X                           20,000         120,060
ETHAN ALLEN                COM       297602104         502     14,850      X                                           14,850
F M C                      COM       302491303         383      5,200      X                                            5,200
FANNIE MAE                 COM       313586109       8,052    101,150      X                           10,400          90,750
FIRST UNION                COM       337358105         825     25,000      X                            7,400          17,600
FORD                       COM       345370100       3,508    124,765      X                                          124,765
FREDDIE MAC                COM       313400301       2,802     43,225      X                                           43,225
GANNETT                    COM       364730101       3,528     59,075      X                                           59,075
GAP (THE)                  COM       364760108       1,550     65,350      X                                           65,350
GENERAL MOTORS             COM       370442105       5,940    114,563      X                           10,800         103,763
I B M                      COM       459200101       5,725     59,519      X                                           59,519
IMS HEALTH                 COM       449934108       5,198    208,758      X                           22,000         186,758
INTEL                      COM       458140100       6,868    261,033      X                           15,600         245,433
INTERPUBLIC GROUP          COM       460690100         854     24,868      X                                           24,868
J P MORGAN CHASE & CO.     COM       16161A108         255      5,689      X                                            5,689
JOHNSON & JOHNSON          COM       478160104       1,523     17,416      X                                           17,416
KEMET CORPORATION          COM       488360108       1,785    105,400      X                                          105,400
KIMBERLY-CLARK             COM       494368103       9,932    146,431      X                                          146,431
LEXMARK INTL GROUP         COM       529771107       1,654     36,340      X                                           36,340
LILLY ELI & CO             COM       532457108       1,445     18,850      X                                           18,850
M B N A                    COM       55262L100      10,026    302,887      X                                          302,887
MAYTAG                     COM       578592107       4,028    124,910      X                           16,600         108,310
MCGRAW-HILL                COM       580645109       1,093     18,325      X                                           18,325
MEDTRONIC                  COM       585055106         348      7,600      X                            7,600               0
MERCK                      COM       589331107       7,679    101,177      X                                          101,177
METTLER TOLEDO INTL        COM       592688105       5,100    123,900      X                           11,000         112,900
MICROSOFT                  COM       594918104         719     13,140      X                            7,200           5,940
MILLIPORE                  COM       601073109       1,337     28,900      X                                           28,900
NATIONAL CITY CORP         COM       635405103       1,402     52,400      X                                           52,400
ORACLE                     COM       68389X105       5,405    360,814      X                                          360,814
P P G INDUSTRIES           COM       693506107       2,705     58,700      X                           11,400          47,300
PATTERSON DENTAL           COM       703412106       7,398    240,596      X                                          240,596
PEPSICO                    COM       713448108         707     16,083      X                            5,200          10,883
PFIZER                     COM       717081103       1,781     43,491      X                           15,000          28,491
PITNEY BOWES               COM       724479100       3,835    110,349      X                                          110,349
PLANTRONICS                COM       727493108       3,489    196,328      X                                          196,328
PROVIDIAN FINANCIAL        COM       74406A102       5,562    113,400      X                                          113,400
RALSTON PURINA             COM       751277302      11,620    373,042      X                                          373,042
RAYMOND JAMES FINL         COM       754730109       3,692    132,803      X                                          132,803
SAFEWAY                    COM       786514208       8,583    155,631      X                           14,100         141,531
SCHERING-PLOUGH            COM       806605101       8,834    241,833      X                                          241,833
SUPERIOR INDUSTRIES        COM       868168105       5,476    158,395      X                           18,000         140,395
TEXAS INSTRUMENTS          COM       882508104       1,769     57,100      X                                           57,100
TIDEWATER                  COM       886423102         542     12,000      X                           12,000               0
UNITED TECHNOLOGIES        COM       913017109       5,292     72,198      X                            8,600          63,598
VERIZON COMMUNICATIONS     COM       92343V104       2,500     50,710      X                                           50,710
WATERS                     COM       941848103       4,163     89,619      X                           10,000          79,619